Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of summarizes the changes in deferred revenue
	Three Months Ended March 31, (Unaudited)
(in thousands)	2023	2022
Balance at the beginning of the period	$1,122	$232
Deferral of revenue	12,198	2,285
Recognition of unearned revenue	(11,712)	(1,666)
Balance at the end of the period	$1,608	$851

	Year Ended December 31,
(in thousands)	2022	2021
Balance at January 1	$232	$250
Deferral of revenue	20,327	50
Recognition of unearned revenue	(19,437)	(68)
Balance at December 31	$1,122	$232

Schedule of basic and diluted net income (loss) per share to common stockholders
	Three Months Ended March 31, (Unaudited)
(in thousands, except share and per share data)	2023	2022
Basic net income (loss) per common share calculation:
Net income (loss) attributable to common stockholders	$4,758	$(6,487)
Less: undistributed earnings to participating shareholders	(4,176)	—
Net income (loss) attributable to common stockholders – basic	582	(6,487)
Weighted-average shares of common stock outstanding – basic	27,779,209	20,624,803
Net income (loss) per share of common stock, basic	$0.02	$(0.31)

Diluted net income (loss) per common share calculation:
Net income (loss) attributable to common stockholders – diluted	$582	$(6,487)
Weighted-average shares of common stock outstanding, basic	27,779,209	20,624,803
Stock options	13,532,987	—
Warrants	5,852,334	—
Weighted-average shares of common stock, diluted	47,164,530	20,624,803
Net income (loss) per share of common stock – diluted	$0.01	$(0.31)

Schedule of diluted weighted-average shares of common stock outstanding
	As of March 31, (Unaudited)
	2023	2022
Convertible preferred stock	—	165,578,120
Convertible preferred stock warrants	—	1,185,599
Common stock warrants	758,891	8,208,682
Convertible promissory note	23,376,468	—
Stock options	1,367,000	17,604,360
	25,502,359	192,576,761

	As of December 31,
	2022	2021
Convertible preferred stock	199,145,285	165,578,120
Convertible preferred stock warrants	1,064,446	1,185,599
Common stock warrants	8,208,682	8,208,682
Stock options	18,270,912	18,086,501
	226,689,325	193,058,902

Schedule of consolidated balance sheets to the total of the amount presented in the consolidated statements of cash flows
	December 31,
(in thousands)	2022	2021
Cash and cash equivalents	$36,194	$6,184
Restricted cash	1,523	1,290
Total cash, cash equivalents and restricted cash presented in the consolidated statement of cash flows	$37,717	$7,474

Schedule of depreciation and amortization is calculated using the straight-line method over the asset’s estimated useful lives
Fixed Asset Type	Estimated useful life in years
Machinery and equipment	7
Vehicles	5
Computer software	5
Computer equipment	5
Furniture and fixtures	5

Schedule of disclosed in the following tables for all impacted financial statement line items in prior periods presented
	For the year ended December 31, 2021
(in thousands, except share and per share data)	As previously reported	Adjustment	As Revised
Consolidated Statements of Operations
Net loss	$(4,863)	—	$(4,863)
Dividends on Series D convertible preferred stock	—	(2,838)	(2,838)
Net loss attributable to common stockholders	$(4,863)	$(2,838)	$(7,701)
Share information:
Net loss per share of common stock, basic and diluted	$(0.24)	$(0.14)	$(0.38)
Weighted average common shares outstanding, basic and diluted	20,389,634	—	20,389,634

Roth CH Acquisition IV Co. [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of basic and diluted net income (loss) per share to common stockholders
	For the Three Months Ended March 31,
	2023		2022
	Redeemable common stock	Non-redeemable common stock	Redeemable common stock	Non-redeemable common stock
Basic and diluted net loss per common share
Numerator:
Allocation of net loss	$(171,076)	$(240,006)	$(94,275)	$(27,352)
Denominator:
Basic and diluted weighted average shares outstanding	2,378,249	3,336,500	11,500,000	3,336,500
Basic and diluted net loss per common share	$(0.07)	$(0.07)	$(0.01)	$(0.01)

	For the Year Ended December 31,
	2022		2021
	Redeemable common stock	Non-redeemable common stock	Redeemable common stock	Non-redeemable common stock
Basic and diluted net loss per common share
Numerator:
Allocation of net loss, as adjusted	$(137,936)	$(40,282)	$(247,320)	$(155,222)
Denominator:
Basic and diluted weighted average shares outstanding	11,425,027	3,336,500	4,505,479	2,827,725
Basic and diluted net loss per common share	$(0.01)	$(0.01)	$(0.05)	$(0.05)

Schedule of common stock subject to possible redemption
Common stock subject to possible redemption, December 31, 2021	$116,725,000
Less:
Redemption of 9,121,751 shares	(93,419,442)
Extension payment	(135,440)
Plus:
Remeasurement of carrying value to redemption value	1,152,044
Common stock subject to possible redemption, December 31, 2022	$24,322,162
Less:
Extension payment	(163,181)
Plus:
Remeasurement of carrying value to redemption value	326,452
Common stock subject to possible redemption, March 31, 2023	$24,485,433

Gross proceeds	$115,000,000
Less:
Common stock issuance costs	(1,646,673)
Proceeds allocated to Public Warrants	(4,427,500)
Plus:
Remeasurement of carrying value to redemption value	7,799,173
Common stock subject to possible redemption, December 31, 2021	116,725,000
Less:
Redemption of 9,121,751 shares	(93,419,442)
Extension payment	(135,440)
Plus:
Remeasurement of carrying value to redemption value	1,152,044
Common stock subject to possible redemption, December 31, 2022	$24,322,162